Long-term borrowings and debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Tabular Disclosure Related To Long Term Borrowings And Debt [Table Text Block]
The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates, is as follows:

	December 31,
	2014	2013
Borrowings:
At fixed interest rates with due dates from june 2015 to november 2016	65,000	25,000
At floating interest rates with due dates from may 2015 to november 2019	578,956	506,346
Total borrowings	643,956	531,346
Debt:
At fixed interest rates with due dates from april 2017 to march 2024	464,729	444,719
At floating interest rates with due dates from march 2015 to january 2018	296,834	177,806
Total debt	761,563	622,525
Total long-term borrowings and debt	1,405,519	1,153,871

Total long-term borrowings and debt outstanding	1,388,708	1,317,983
Maximum oustanding balance at any month - end	1,587,009	1,893,149
Range of fixed interest rates on borrowing and debt in U.S. dollars	1.50% to 3.75%	1.50% to 3.75%
Range of floating interest rates on borrowing and debt in U.S. dollars	0.72% to 1.76%	0.52% to 1.77%
Range of floating interest rates on borrowing and debt in Mexican peso	3.67% to 3.96%	4.44% to 5.29%
Fixed interest rate on debt in Peruvian nuevos soles	-	6.50%
Weighted average interest rate at the end of the period	2.71%	3.06%
Weighted average interest rate during the period	2.86%	3.08%

The balances of long-term borrowings and debt by currency, is as follows:

	December 31,
	2014	2013
Currency
U.S. dollar	1,069,421	866,975
Mexican peso	271,833	242,916
Peruvian nuevo sol	-	43,980
Euro	64,265	-
Total	1,405,519	1,153,871

Schedule of Maturities of Long-term Debt [Table Text Block]
The future remaining maturities of long-term borrowings and debt outstanding as of December 31, 2014, are as follows:

Due in	Oustanding
2015	236,372
2016	288,455
2017	650,510
2018	135,917
2019	30,000
2024	64,265
1,405,519